Shareholder Report, Average Annual Return (Details)	12 Months Ended	54 Months Ended	60 Months Ended	110 Months Ended	111 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000146453
Average Annual Return [Line Items]
Average Annual Return, Percent	35.16%		9.57%			8.15%
C000146455
Average Annual Return [Line Items]
Average Annual Return, Percent	15.03%		12.41%			13.27%
C000075764
Average Annual Return [Line Items]
Average Annual Return, Percent	6.86%		(0.72%)			1.65%
C000183413
Average Annual Return [Line Items]
Average Annual Return, Percent	11.60%	5.79%
C000075765
Average Annual Return [Line Items]
Average Annual Return, Percent	11.22%		6.11%			7.58%
C000173961
Average Annual Return [Line Items]
Average Annual Return, Percent	7.81%		0.54%	2.49%
C000116967
Average Annual Return [Line Items]
Average Annual Return, Percent	7.64%		0.31%			2.85%
C000027523
Average Annual Return [Line Items]
Average Annual Return, Percent	3.69%		2.61%			1.57%
C000173957
Average Annual Return [Line Items]
Average Annual Return, Percent	31.04%		8.58%		8.65%
C000075766
Average Annual Return [Line Items]
Average Annual Return, Percent	30.72%		8.32%			7.67%
C000173958
Average Annual Return [Line Items]
Average Annual Return, Percent	7.19%		8.76%		10.30%
C000075767
Average Annual Return [Line Items]
Average Annual Return, Percent	6.90%		8.48%			10.22%
C000027542
Average Annual Return [Line Items]
Average Annual Return, Percent	14.69%		6.55%			8.02%
C000183414
Average Annual Return [Line Items]
Average Annual Return, Percent	21.12%	10.90%
C000075769
Average Annual Return [Line Items]
Average Annual Return, Percent	20.77%		11.77%			10.93%
C000173959
Average Annual Return [Line Items]
Average Annual Return, Percent	18.07%		15.02%		18.94%
C000087885
Average Annual Return [Line Items]
Average Annual Return, Percent	17.79%		14.74%			17.47%
C000173960
Average Annual Return [Line Items]
Average Annual Return, Percent	15.41%		11.00%		10.13%
C000087886
Average Annual Return [Line Items]
Average Annual Return, Percent	15.11%		10.73%			9.86%
C000048319
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%		14.15%			14.54%
C000048320
Average Annual Return [Line Items]
Average Annual Return, Percent	17.33%		13.87%			14.25%
C000173956
Average Annual Return [Line Items]
Average Annual Return, Percent	5.71%		6.93%		9.10%
C000048313
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		6.66%			9.20%
C000027546
Average Annual Return [Line Items]
Average Annual Return, Percent	11.50%		9.01%			10.85%
MSCI EAFE Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (gross of withholding taxes)
Average Annual Return, Percent	31.89%		9.47%			8.72%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%		13.15%			14.29%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	13.21%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		14.42%			14.82%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)	1.66%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Three-Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.07%		3.21%			2.16%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net of withholding taxes)
Average Annual Return, Percent	31.22%		8.92%		8.97%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net of withholding taxes)
Average Annual Return, Percent	31.22%		8.92%			8.18%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%		13.15%		14.83%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%		13.15%			14.29%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		14.42%			14.82%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net of withholding taxes)
Average Annual Return, Percent	21.09%	10.96%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net of withholding taxes)
Average Annual Return, Percent	21.09%		12.15%			12.17%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	17.37%		13.59%		15.18%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	17.37%		13.59%			14.59%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	17.37%		13.59%		15.18%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	17.37%		13.59%			14.59%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		14.42%			14.82%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		14.42%			14.82%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%		13.15%		14.83%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%		13.15%			14.29%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%		14.42%			14.82%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.22%		8.92%			8.18%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.05%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)			2.01%